Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Components of Net Investment in Sales-Type and Direct Financing Leases
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2023	2022
Lease receivables	$7,239	$8,731
Unguaranteed residual values accruing to the lessor’s benefit	1,082	1,323
Total net investment in sales-type and direct financing leases	$8,321	$10,054

Schedule of Contractual Future Lease Payments to be Received for Sales-Type and Direct Financing Leases
The contractual future lease payments to be received by the Company, at December 31, 2023, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2024	$3,069	$138
2025	2,182	110
2026	1,333	66
2027	690	42
2028	260	27
Thereafter	369	57
Total lease payments	7,903	$440
Amounts representing interest	(664)
Lease receivables	$7,239

Schedule of Contractual Future Lease Payments to be Received for Operating Leases
The contractual future lease payments to be received by the Company, at December 31, 2023, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2024	$3,069	$138
2025	2,182	110
2026	1,333	66
2027	690	42
2028	260	27
Thereafter	369	57
Total lease payments	7,903	$440
Amounts representing interest	(664)
Lease receivables	$7,239

Schedule of Amounts Related to Assets Leased
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$409	$294	$288
Operating cash flows from finance leases	7	4	5
Financing cash flows from finance leases	49	14	12
Right of use assets obtained in exchange for new operating lease liabilities	230	239	164
Right of use assets obtained in exchange for new finance lease liabilities	25	91	75
The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2023	2022
Weighted-average remaining lease term of operating leases (in years)	6.4	6.8
Weighted-average remaining lease term of finance leases (in years)	8.3	8.5
Weighted-average discount rate of operating leases	3.7%	3.3%
Weighted-average discount rate of finance leases	7.7%	7.9%

Schedule of Contractual Future Lease Obligations for Operating Leases
The contractual future lease obligations of the Company at December 31, 2023, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2024	$377	$41
2025	295	38
2026	245	36
2027	196	22
2028	144	8
Thereafter	360	23
Total lease payments	1,617	168
Amounts representing interest	(211)	(18)
Lease liabilities	$1,406	$150

Schedule of Contractual Future Lease Obligations for Finance Leases
The contractual future lease obligations of the Company at December 31, 2023, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2024	$377	$41
2025	295	38
2026	245	36
2027	196	22
2028	144	8
Thereafter	360	23
Total lease payments	1,617	168
Amounts representing interest	(211)	(18)
Lease liabilities	$1,406	$150